Equity - Additional Information (Detail)							12 Months Ended
	Aug. 31, 2022 EUR (€) shares € / shares	Jul. 31, 2022 EUR (€) shares	May 14, 2021 EUR (€) € / shares shares	Jun. 12, 2020 EUR (€) € / shares shares	Jul. 02, 2019 EUR (€)	Sep. 08, 2017 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 14, 2022 EUR (€) € / shares shares	May 14, 2021 $ / shares	Jan. 01, 2021 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Share capital							€ 5,668,000	€ 5,243,000
Issue of equity							11,201,000	66,542,000	€ 70,643,000
Conversion and purchase rights in the issuance of bonds replaceable with share certificates							2,619,974,000	2,046,474,000	1,485,652,000
Authorized capital							2,605,325,000	880,325,000	2,659,089,000
Issued capital [member]
Disclosure of classes of share capital [line items]
Issue of equity							425,000	1,248,000	1,091,000
Capital reserve [member]
Disclosure of classes of share capital [line items]
Issue of equity							10,776,000	€ 70,794,000	€ 64,052,000
L3Harris Technologies, Inc. [Member]
Disclosure of classes of share capital [line items]
Share capital		€ 11,200,000
Number Of Shares Issued | shares		409,294
Percentage of share capital		7.20%
L3Harris Technologies, Inc. [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through change in equity of subsidiaries, equity		€ 409,294,000
L3Harris Technologies, Inc. [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through change in equity of subsidiaries, equity		€ 10,792,060,000
2017/I Conditional Capital | Employees Of The Company Or Its Affiliates
Disclosure of classes of share capital [line items]
Reduction in conversion and purchase rights in the issuance of bonds replaceable with share certificates						€ 1,500,000
2019 Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates					€ 270,000,000
2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates				€ 34,473,000
2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates							€ 1,179,679,000
2021I Authorized Capital
Disclosure of classes of share capital [line items]
Nominal value per share. | € / shares							€ 0
Authorized capital							€ 691,827,000
2022/II Authorized Capital
Disclosure of classes of share capital [line items]
Authorized capital							188,498,000
Restricted Stock Unit Plan Related Capital Increase [Member]
Disclosure of classes of share capital [line items]
Issue of equity	€ 5,652,242,000
Restricted Stock Unit Plan Related Capital Increase [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Issue of equity	16,149,000
Restricted Stock Unit Plan Related Capital Increase [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Issue of equity	€ 5,668,391,000
Restricted Stock Unit Plan Related Capital Increase [Member] | Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	16,149
RSUs exercised | shares	16,149
Bearer Shares
Disclosure of classes of share capital [line items]
Share capital							€ 5,668,391					€ 5,242,948
Number Of Shares Issued | shares							425,443
Nominal value per share. | € / shares							€ 1					€ 1
Bearer Shares | 2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares			457,501
Bearer Shares | 2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital				€ 1,277,893
Number Of Shares Issued | shares				1,277,893
Nominal value per share. | € / shares				€ 0
Convertible bonds and/or bonds with warrants issued to the bearer							€ 150,000,000
Bearer Shares | 2021/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 457,501
Nominal value per share. | $ / shares											$ 0
Bearer Shares | 2021/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 103,321
Number Of Shares Issued | shares			103,321
Nominal value per share. | € / shares			€ 0
Description of maximum term of options granted for share-based payment arrangement			May 13, 2026
Bearer Shares | 2021I Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares							1,841,827
Description of maximum term of options granted for share-based payment arrangement							May 13, 2026
Authorized capital							€ 1,841,827,000
Bearer Shares | 2021II Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares							204,647
Nominal value per share. | € / shares							€ 0
Authorized capital							€ 204,647,000
Bearer Shares | 2022/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital										€ 917,501
Number Of Shares Issued | shares										917,501
Bearer Shares | 2022/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital										€ 115,000
Number Of Shares Issued | shares										115,000
Nominal value per share. | € / shares										€ 0
Bearer Shares | 2022/I Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares							2,154,680
Nominal value per share. | € / shares							€ 0
Description of maximum term of options granted for share-based payment arrangement							July 13, 2027
Authorized capital							€ 2,154,680,000
Bearer Shares | 2022/II Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares							262.147
Nominal value per share. | € / shares							€ 0
Description of maximum term of options granted for share-based payment arrangement							July 13, 2027
Authorized capital							€ 262,147,000
Bearer Shares | Restricted Stock Unit Plan Related Capital Increase [Member]
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares	16,149
Nominal value per share. | € / shares	€ 0
Bond Holders | 2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 457,501
Bond Holders | 2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital							1,277,893
Bond Holders | 2021/I Conditional Capital
Disclosure of classes of share capital [line items]
Description of maximum term of options granted for share-based payment arrangement			May 13, 2026
Bond Holders | 2022/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital							€ 917,501
Description of maximum term of options granted for share-based payment arrangement							July 13, 2027